Document and Entity Information	Sep. 18, 2020
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Registrant CIK	0000814230
SEC Form	497
Period end date	Sep. 18, 2020
Investment Company Type	N-1A
Risk/Return	Supplement to the Series’ Standard Class Summary Prospectus and Statutory Prospectus
Amendment Flag	false